OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

February 14, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Variable Account Funds (the "Registrant")
Reg. No. 2-93177; File No. 811-4108

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 71 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 7, 2014.

Sincerely,

/s/ Taylor V. Edwards

Taylor V. Edwards

Vice President & Senior Counsel

212.323.0310

tedwards@ofiglobal.com

cc:	K&L Gates
KPMG LLP
Gloria LaFond
Edward Gizzi, Esq.